Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - AOCI Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 2,505,914	$ 2,251,590
Beginning balance, attributable to parent	2,505,914
Other comprehensive income (loss) before reclassifications, net of tax	(42,017)
Other comprehensive income (loss), before tax	(6,159)	(5,992)	$ 6,628
Other comprehensive income (loss), tax	1,888	1,928	(2,314)
Total other comprehensive income (loss), net of tax	(4,271)	(4,064)	4,314
Ending balance, attributable to parent	2,674,953	2,505,914		$ 2,674,953
Ending balance	$ 2,674,953	$ 2,505,914	$ 2,251,590	$ 2,674,953
Effective income tax rate	21.60%	20.50%	25.30%	24.00%
Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	$ (66,601)
Beginning balance, tax	15,985
Beginning balance	(50,616)
Other comprehensive income (loss) before reclassifications, before tax	(57,539)
Other comprehensive income (loss) before reclassifications, tax	13,809
Other comprehensive income (loss) before reclassifications, net of tax	(43,730)
Other comprehensive income (loss), before tax	(11,119)	$ (11,374)	$ 6,293
Other comprehensive income (loss), tax	2,668	2,731	(1,510)
Total other comprehensive income (loss), net of tax	(8,451)	(8,643)	4,783
Ending balance, before tax	(77,720)	(66,601)		$ (77,720)
Ending balance, tax	18,653	15,985		18,653
Ending balance	(59,067)	(50,616)		(59,067)
Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	1,155	1,271	1,335
Reclassification from AOCI, tax	(277)	(305)	(320)
Reclassification from AOCI, net of tax	878	966	1,015
Other comprehensive income (loss), before tax	1,155
Other comprehensive income (loss), tax	(277)
Total other comprehensive income (loss), net of tax	878
Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, before tax	(57,539)	(71,087)	(20,426)
Other comprehensive income (loss) before reclassifications, tax	13,809	17,061	4,902
Other comprehensive income (loss) before reclassifications, net of tax	(43,730)	(54,026)	(15,524)
Reclassification from AOCI, before Tax	37,830	23,376	33,617
Reclassification from AOCI, tax	(9,079)	(5,610)	(8,068)
Reclassification from AOCI, net of tax	28,751	17,766	25,549
Other comprehensive income (loss), before tax	37,830
Other comprehensive income (loss), tax	(9,079)
Total other comprehensive income (loss), net of tax	28,751
Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from AOCI, before Tax	7,435	36,944	(8,233)
Reclassification from AOCI, tax	(1,785)	(8,867)	1,976
Reclassification from AOCI, net of tax	5,650	28,077	(6,257)
Other comprehensive income (loss), before tax	7,435
Other comprehensive income (loss), tax	(1,785)
Total other comprehensive income (loss), net of tax	5,650
FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(5,966)
Beginning balance, tax	1,431
Beginning balance	(4,535)
Reclassification from AOCI, before Tax	3,247	3,344	3,345
Reclassification from AOCI, tax	(780)	(803)	(804)
Reclassification from AOCI, net of tax	2,467	2,541	2,541
Other comprehensive income (loss), before tax	3,247	3,344	3,345
Other comprehensive income (loss), tax	(780)	(803)	(804)
Total other comprehensive income (loss), net of tax	2,467	2,541	2,541
Ending balance, before tax	(2,719)	(5,966)		(2,719)
Ending balance, tax	651	1,431		651
Ending balance	(2,068)	(4,535)		(2,068)
Foreign Currency Items
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, before tax	(1,581)
Beginning balance	(1,581)
Other comprehensive income (loss) before reclassifications, before tax	1,713
Other comprehensive income (loss) before reclassifications, net of tax	1,713
Ending balance, before tax	132	(1,581)		132
Ending balance	132	(1,581)		132
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications, net of tax	(4,271)
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(56,732)	(52,668)	(47,682)
Ending balance	(61,003)	(56,732)	(52,668)	(61,003)
Southwest Gas Corporation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	2,005,152	1,782,460
Beginning balance, attributable to parent	2,005,152
Other comprehensive income (loss) before reclassifications, net of tax	(43,730)
Other comprehensive income (loss), before tax	(7,872)	(8,030)	9,638
Other comprehensive income (loss), tax	1,888	1,928	(2,314)
Total other comprehensive income (loss), net of tax	(5,984)	(6,102)	7,324
Ending balance, attributable to parent	2,233,468	2,005,152		2,233,468
Ending balance	$ 2,233,468	$ 2,005,152	$ 1,782,460	$ 2,233,468
Effective income tax rate	18.30%	17.70%	24.10%	24.00%
Southwest Gas Corporation | Defined Benefit Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	$ (66,601)
Beginning balance, attributable to parent, tax	15,985
Beginning balance, attributable to parent	(50,616)
Other comprehensive income (loss) before reclassifications, before tax	(57,539)
Other comprehensive income (loss) before reclassifications, tax	13,809
Other comprehensive income (loss) before reclassifications, net of tax	(43,730)
Other comprehensive income (loss), before tax	(11,119)
Other comprehensive income (loss), tax	2,668
Total other comprehensive income (loss), net of tax	(8,451)
Ending balance, attributable to parent, before tax	(77,720)	$ (66,601)		$ (77,720)
Ending balance, attributable to parent, tax	18,653	15,985		18,653
Ending balance, attributable to parent	(59,067)	(50,616)		(59,067)
Southwest Gas Corporation | Amortization of prior service cost
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	1,155
Other comprehensive income (loss), tax	(277)
Total other comprehensive income (loss), net of tax	878
Southwest Gas Corporation | Amortization of net actuarial loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	37,830
Other comprehensive income (loss), tax	(9,079)
Total other comprehensive income (loss), net of tax	28,751
Southwest Gas Corporation | Regulatory adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income (loss), before tax	7,435
Other comprehensive income (loss), tax	(1,785)
Total other comprehensive income (loss), net of tax	5,650
Southwest Gas Corporation | FSIRS
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance, attributable to parent, before tax	(5,966)
Beginning balance, attributable to parent, tax	1,431
Beginning balance, attributable to parent	(4,535)
Reclassification from AOCI, before Tax	3,247
Reclassification from AOCI, tax	(780)
Reclassification from AOCI, net of tax	2,467
Other comprehensive income (loss), before tax	3,247
Other comprehensive income (loss), tax	(780)
Total other comprehensive income (loss), net of tax	2,467
Ending balance, attributable to parent, before tax	(2,719)	(5,966)		(2,719)
Ending balance, attributable to parent, tax	651	1,431		651
Ending balance, attributable to parent	(2,068)	(4,535)		(2,068)
Southwest Gas Corporation | AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(55,151)	(49,049)	$ (47,073)
Beginning balance, attributable to parent	(55,151)
Ending balance, attributable to parent	(61,135)	(55,151)		(61,135)
Ending balance	$ (61,135)	$ (55,151)	$ (49,049)	$ (61,135)